UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Quarter Ended:             September 30, 2008

Check here if Amendment [   ]; Amendment Number:
                                                            ---------

This Amendment (Check only one.):      [   ] is a restatement.
                                       [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            ----------------------------------------------------------
Address:    7701 France Avenue South, Suite 500
            ----------------------------------------------------------
            Edina, Minnesota
            ----------------------------------------------------------

Form 13F File No:  28-03099
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
        --------------------------------------------------------------
Title:  Chief Financial Officer
       ---------------------------------------------------------------
Phone:  (952) 841-0400
        --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John P. Flakne            Edina, Minnesota      October 27, 2008
----------------------------------------------------------------------
     (Signature)                City/State                (Date)

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0

Form 13F Information Table Entry Total:                   122

Form 13F Information Table Value Total:              $386,239
                                                   (thousands)

List of Other Included Managers:                         None

                                                KOPP INVESTMENT ADVISORS, LLC
                                                  FORM 13F INFORMATION TABLE

                                                      SEPTEMBER 30, 2008

                                                                                                         VOTING AUTHORITY
                             TITLE
                               OF                 VALUE                 SH/ PUT/ INVESTMENT  OTHER
      NAME OF ISSUER         CLASS      CUSIP   (X $1000)    SHARES     PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
     ---------------         -----      -----   ---------    ------     --- ---  ---------- --------   ----    ------  ----

3M Company                    COM     88579Y101     1,449       21,206   SH         Other               18,466         2,740
ADC Telecomm                  COM     000886309     5,028      595,000   SH        Defined             595,000
ADC Telecomm                  COM     000886309     9,289    1,099,250   SH         Other            1,079,294        19,956
Adept Tech Inc.               COM     006854202     5,643      654,600   SH        Defined             654,600
Adept Tech Inc.               COM     006854202     5,402      626,690   SH          Other             621,490         5,200
Aflac Incorporated            COM     001055102       307        5,225   SH         Other                5,225
American Express              COM     025816109     1,214       34,265   SH         Other               30,235         4,030
Amgen Inc.                    COM     031162100       312        5,260   SH         Other                5,260
Anadarko Petroleum            COM     032511107     1,252       25,805   SH         Other               22,750         3,055
Angiodynamics                 COM     03475V101    10,043      635,632   SH         Other              583,233        52,399
Array Biopharma Inc.          COM     04269X105     2,611      340,000   SH        Defined             340,000
Array Biopharma Inc.          COM     04269X105     9,490    1,235,635   SH         Other            1,098,660       136,975
ATS Medical Inc.              COM     002083103        87       30,000   SH         Other               30,000
Bankamerica Corp.             COM     060505104     1,551       44,306   SH         Other               39,401         4,905
Baxter International          COM     071813109       294        4,485   SH         Other                4,485
BB&T Corp.                    COM     054937107       319        8,445   SH         Other                8,445
Bookham Inc.                  COM     09856E105       226      200,000   SH        Defined             200,000
Bookham Inc.                  COM     09856E105       790      699,410   SH         Other              670,010        29,400
Caliper Life Sciences         COM     130872104     1,120      400,000   SH        Defined             400,000
Caliper Life Sciences         COM     130872104     5,672    2,025,809   SH         Other            1,796,159       229,650
Callidus Software             COM     13123E500     3,569      901,374   SH         Other              811,400        89,974
Cardinal Health               COM     14149Y108       259        5,265   SH         Other                5,265
Caterpillar Inc.              COM     149123101     1,440       24,156   SH         Other               21,066         3,090
Cell Genesys Inc.             COM     150921104     1,162    1,969,000   SH        Defined           1,969,000
Cell Genesys Inc.             COM     150921104     1,262    2,138,856   SH         Other            2,048,756        90,100
Cepheid Inc.                  COM     15670R107     1,147       82,900   SH         Other               82,900
ChevronTexaco Corp.           COM     166764100       282        3,415   SH         Other                3,415
Computer Sciences             COM     205363104       245        6,105   SH         Other                6,105
Comverge Inc.                 COM     205859101     3,451      750,315   SH         Other              661,215        89,100
ConocoPhillips                COM     20825C104     1,361       18,580   SH         Other               16,310         2,270
Cybersource Corp.             COM     23251j106     2,648      164,363   SH         Other              153,824        10,539
Dexcom Inc.                   COM     252131107       154       24,900   SH         Other               24,900
Dow Chemical Co.              COM     260543103     1,428       44,945   SH         Other               39,315         5,630
Durect Corp.                  COM     266605104     1,764      315,000   SH        Defined             315,000
Durect Corp.                  COM     266605104     8,642    1,543,135   SH         Other            1,360,210       182,925
Emcore Corp.                  COM     290846104    10,127    2,050,000   SH        Defined           2,050,000
Emcore Corp.                  COM     290846104     9,786    1,980,960   SH         Other            1,850,710       130,250
Entergy Corp New              COM     29364G103     1,414       15,884   SH         Other               13,959         1,925
Entertainment Distribution    COM     29382J105        80       20,000   SH        Defined              20,000
Entertainment Distribution    COM     29382J105        41       10,300   SH         Other               10,300
Epicor Software Corp.         COM     29426L108    10,502    1,331,000   SH        Defined           1,331,000
Epicor Software Corp.         COM     29426L108     2,290      290,300   SH         Other              288,700         1,600
Extreme Networks              COM     30226D106        51       15,000   SH        Defined              15,000
Extreme Networks              COM     30226D106     7,138    2,118,200   SH         Other            1,874,600       243,600
FedEx Corp.                   COM     31428X106     1,461       18,486   SH         Other               16,086         2,400
Finisar Corp.                 COM     31787A101     2,247    2,225,000   SH        Defined           2,225,000
Finisar Corp.                 COM     31787A101     6,442    6,377,810   SH         Other            5,793,660       584,150
Halliburton Company           COM     406216101     1,296       40,018   SH         Other               35,268         4,750
Harmonic Inc.                 COM     413160102     4,610      545,580   SH         Other              480,680        64,900
Harris Stratex Networks       COM     41457P106     2,509      321,250   SH        Defined             321,250
Harris Stratex Networks       COM     41457P106     3,236      414,357   SH         Other              380,957        33,400
Harvard Bioscience            COM     416906105     2,325      500,000   SH        Defined             500,000
Harvard Bioscience            COM     416906105     2,121      456,180   SH         Other              410,180        46,000
Hershey Foods Corp.           COM     427866108       319        8,065   SH         Other                8,065
Home Depot Inc.               COM     437076102     1,417       54,725   SH         Other               48,085         6,640
Intel Corp.                   COM     458140100       537       28,675   SH         Other               28,266           409
Intl. Business Machines       COM     459200101       309        2,639   SH         Other                2,639
Iris Intl Inc                 COM     46270W105     2,163      120,852   SH        Defined             120,852
Iris Intl Inc                 COM     46270W105    16,935      946,090   SH         Other              858,090        88,000
Johnson & Johnson             COM     478160104     1,597       23,055   SH         Other               20,130         2,925
Johnson Controls Inc.         COM     478366107     1,629       53,717   SH         Other               47,527         6,190
Marriott Intl. Inc.           COM     571903202     1,293       49,549   SH         Other               43,349         6,200
Medarex Inc.                  COM     583916101     6,276      970,000   SH        Defined             970,000
Medarex Inc.                  COM     583916101     9,443    1,459,570   SH         Other            1,348,420       111,150
Medtronic Inc.                COM     585055106       258        5,151   SH         Other                5,151
Micro Component Tech          COM     59479Q100        27    1,665,000   SH        Defined           1,665,000
Micro Component Tech          COM     59479Q100         3      169,612   SH         Other              169,612
Microsoft Corp.               COM     594918104       415       15,566   SH         Other               15,160           406
Mindspeed Tech                COM     602682106       558      234,333   SH        Defined             234,333
Mindspeed Tech                COM     602682106       202       84,866   SH         Other               82,866         2,000
Monogram Biosciences          COM     60975U108     6,207    8,167,610   SH         Other            7,353,560       814,050
Motorola Inc.                 COM     620076109       829      116,091   SH         Other              103,161        12,930
Neose Tech Inc.               COM     640522108       669    2,090,000   SH        Defined           2,090,000
Neose Tech Inc.               COM     640522108       364    1,136,129   SH         Other            1,126,129        10,000
Network Equipment             COM     641208103     6,625    1,937,000   SH        Defined           1,937,000
Network Equipment             COM     641208103     7,744    2,264,260   SH         Other            2,081,460       182,800
Nuvasive Inc                  COM     670704105    13,639      276,479   SH         Other              249,084        27,395
Oplink Communications         COM     68375Q403     3,621      300,000   SH        Defined             300,000
Oplink Communications         COM     68375Q403     3,243      268,674   SH         Other              264,818         3,856
Orthovita Inc.                COM     68750U102       712      274,000   SH         Other              257,000        17,000
Pepsico Inc.                  COM     713448108     1,728       24,245   SH         Other               21,055         3,190
Phase Forward Inc.            COM     71721R406    15,184      726,168   SH         Other              651,318        74,850
Phoenix Technologies          COM     719153108     5,824      728,900   SH         Other              642,790        86,110
Pitney Bowes Inc.             COM     724479100       276        8,295   SH         Other                8,295
PLX Technology                COM     693417107     2,360      461,000   SH        Defined             461,000
PLX Technology                COM     693417107     5,514    1,076,970   SH         Other              970,020       106,950
PMC-Sierra Inc.               COM     69344F106       890      120,000   SH        Defined             120,000
PMC-Sierra Inc.               COM     69344F106       297       40,000   SH         Other               40,000
Procter & Gamble              COM     742718109     1,682       24,130   SH         Other               21,255         2,875
Progressive Corp.             COM     743315103     1,457       83,740   SH         Other               73,600        10,140
RAE Systems                   COM     75061P102     3,602    2,131,586   SH        Defined           2,131,586
RAE Systems                   COM     75061P102     7,942    4,699,160   SH         Other            4,340,110       359,050
Regeneron Pharma              COM     75886F107       873       40,000   SH        Defined              40,000
Regeneron Pharma              COM     75886F107    12,368      566,580   SH         Other              519,055        47,525
RF Monolithics Inc.           COM     74955F106        20       25,000   SH         Other               25,000
RTI Biologics, Inc.           COM     74975N105     2,805      300,000   SH        Defined             300,000
RTI Biologics, Inc.           COM     74975N105    16,552    1,770,275   SH         Other            1,614,575       155,700
Sangamo Biosciences           COM     800677106     8,977    1,165,790   SH        Defined           1,165,790
Sangamo Biosciences           COM     800677106    11,141    1,446,850   SH         Other            1,347,250        99,600
Schwab Charles Corp.          COM     808513105     1,632       62,765   SH         Other               54,990         7,775
Simon Property Group          COM     828806109       433        4,460   SH         Other                4,460
SonoSite Inc.                 COM     83568G104     3,074       97,885   SH         Other               86,335        11,550
SPDR Trust                 UNIT SER 1 78462F103       609        5,250   SH         Other                5,250
SunPower Corp.              COM CL A  867652109     3,878       54,670   SH         Other               50,185         4,485
Sunrise Telecom               COM     86769Y105       133      215,000   SH        Defined             215,000
Sunrise Telecom               COM     86769Y105         1        1,000   SH         Other                1,000
Superconductor Tech           COM     867931305     1,066      807,500   SH        Defined             807,500
Superconductor Tech           COM     867931305       252      190,700   SH         Other              190,700
Synovis Life Tech             COM     87162G105     5,550      294,905   SH         Other              266,705        28,200
Tellabs Inc.                  COM     879664100       112       27,501   SH         Other               27,501
Texas Instruments Inc.        COM     882508104       215       10,000   SH         Other               10,000
Thoratec Corp.                COM     885175307     7,894      300,715   SH         Other              270,115        30,600
Transgenomic Inc.             COM     89365K206     2,936    4,893,000   SH        Defined           4,893,000
Transgenomic Inc.             COM     89365K206     3,068    5,112,565   SH         Other            4,966,665       145,900
United Tech Corp.             COM     913017109       268        4,455   SH         Other                4,455
Verizon Comm                  COM     92343V104     1,450       45,175   SH         Other               39,510         5,665
Vitesse Semiconductor         COM     928497106     4,620    8,556,000   SH        Defined           8,556,000
Vitesse Semiconductor         COM     928497106     2,782    5,152,450   SH         Other            5,057,050        95,400
Wal-Mart Stores Inc.          COM     931142103       311        5,195   SH         Other                5,025           170
Walt Disney                   COM     254687106       290        9,440   SH         Other                9,440
Weyerhaeuser Co.              COM     962166104       279        4,605   SH         Other                4,495           110
Whirlpool Corp                COM     963320106       271        3,420   SH         Other                3,420
REPORT SUMMARY                122                 386,239